OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES	26. OTHER LIABILITIES

		Group
	2024	2023
	£m	£m
Lease liabilities	91	114
Other	1,791	2,387
	1,882	2,501